Retirement Benefits – Defined Benefit Obligations (Details) - MXN ($) $ in Thousands		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025
Retirement Benefits – Defined Benefit Obligations [Line Items]
Past service benefit effect (in Pesos)	$ 29,615
Discount rate		0.50%
Normal Retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		65 years
Employee of service		20 years
Early Retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		60 years
Employee of service		10 years
Group 1 Jafra Employees [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age	60 years
Employee of service	10 years
Group 1 Jafra Employees [Member] | Normal Retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		65 years
Employee of service		20 years
Group 1 Jafra Employees [Member] | Early Retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		65 years
Employee of service		20 years
Group 2 Jafra Employees [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age	60 years
Employee of service	10 years
Group 2 Jafra Employees [Member] | Normal Retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		65 years
Employee of service		10 years
Group 2 Jafra Employees [Member] | Early Retirement [Member]
Retirement Benefits – Defined Benefit Obligations [Line Items]
Retirement age		60 years
Employee of service		10 years